Share Capital (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure Of Classes Of Share Capital [Text Block]
	For the Year Ended
	March 31, 2025			March 31, 2024
	No. of shares of (Rs.1 each)	Amount		No. of shares of (Rs.5 each)	Amount
Authorized share capital	1,450,000,000	Rs.	1,450	290,000,000	Rs.	1,450
Fully paid up share capital
Opening number of outstanding equity shares/share capital (face value of Rs.5 each)	166,818,266	Rs.	834	166,527,876	Rs.	833
Add: Equity shares issued pursuant to employee stock option plans (1) prior to stock split	58,680		-*	290,390		1
Add: Increase in outstanding shares on account of stock split **	667,507,784		-	Not applicable
Add: Equity shares issued pursuant to employee stock option plans (1) after stock split	70,635		-*	-		-
Closing number of outstanding equity shares/share capital **	834,455,365	Rs.	834	166,818,266	Rs.	834
Treasury shares (2)	2,452,260	Rs.	2,264	289,791	Rs.	991

*	Rounded to the nearest million.

**
The Board of Directors of the Company at their meeting held on July 27,2024 approved the sub-division/ stock split of each equity share having a face value of Rupees five each, fully paid-up, into five equity shares having a face value of Rupee One each, fully paid-up (the “stock split”), by alteration of the capital clause of the Memorandum of Association of the Company. Further, each American Depositary Share (“ADS”) of the Company continued to represent one underlying equity share and, therefore, the number of ADSs held by an American Depositary Receipt (“ADR”) holder consequently increased in proportion to the increase in number of equity shares. On September 12, 2024, the approval of the shareholders of the Company was obtained through a postal ballot process with a requisite majority. Consequently, the authorized share capital, the outstanding shares and Treasury shares were sub-divided into equity shares having a face value of Rupees One each effective as of the record date of October 28, 2024.

(1)
During the years ended March 31, 2025, and March 31, 2024, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2002 and the Dr. Reddy’s Employees Stock Option Scheme, 2007. The options exercised had an exercise price of Rs.5, Rs.2,607, Rs.
3,679
or Rs.
5,301
(prior to stock split) and Rs.
1
(after stock split) per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “securities premium” in the Consolidated Statement of Changes in Equity.

(2)
Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the year ended March 31, 2025, 1,168,490 shares were acquired from the open market. The total amount paid to acquire these shares was Rs
.
1,389. During the years ended March 31, 2025 and March 31, 2024, an aggregate of 22,077 (prior to stock split) and 54,800 (after stock split) and 81,353 equity shares, respectively, were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607, Rs.2,814, Rs.3,679, Rs. 3,906, Rs.4,212, Rs.4,663 or Rs,5,301 (prior to stock split) and Rs.521, Rs.563, Rs.736, Rs. 889, Rs.933, Rs.981 and Rs.1,060 (after stock split) per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “securities premium” in the statement of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “securities premium.”

Disclosure of detailed information about dividends [Table Text Block]
The details of dividends paid by the Company are as follows:

	During the Year Ended March 31,
	2025		2024		2023
Dividend per share prior to effect of stock split (in absolute Rs.)	Rs.	40	Rs.	40	Rs.	30
Dividend paid during the year*		6,662		6,648		4,979
Towards the fiscal year		2024		2023		2022

*	Excluding dividend paid on treasury shares